THE WACHOVIA FUNDS
Wachovia Equity Fund                      Wachovia Balanced Fund

Wachovia Quantitative Equity Fund         Wachovia Blue Chip Value Fund

Wachovia Growth & Income Fund             Wachovia New Horizons Fund

Wachovia Equity Index Fund                Wachovia International Equity Fund

Wachovia Special Values Fund              Wachovia Fixed Income Fund

Wachovia Emerging Markets Fund           Wachovia Intermediate Fixed Income Fund

Wachovia Personal Equity Fund             Wachovia Short-Term Fixed Income Fund


THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund

Wachovia North Carolina Municipal Bond Fund

Wachovia South Carolina Municipal Bond Fund

Wachovia Virginia Municipal Bond Fund


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Supplement to Statement of Additional Information dated January 31, 2001


I. Please delete the heading "HOW TO BUY SHARES" and replace it with the following heading: "WHAT DO SHARES COST?"

II. Please add the following sentence as the second paragraph under the sub-heading "Through a Retirement Program."

"Participants in Qualified Retirement Plans for which Paychex, Inc. serves as participant recordkeeper may redeem Class B Shares without the imposition of a contingent deferred sales charge."


                                                                  April 27, 2001


Cusip 929901601   Cusip 929901676
Cusip 929901502   Cusip 929901668
Cusip 929901734   Cusip 929901627
Cusip 929901742   Cusip 929901619
Cusip 929901759   Cusip 929902104
Cusip 929901692   Cusip 929902203
Cusip 929901718   Cusip 929902500
Cusip 929901726   Cusip 929902609
Cusip 929901866   Cusip 929902401
Cusip 929901874   Cusip 929902302
Cusip 929901841   Cusip 929902708
Cusip 929901635   Cusip 929902807
Cusip 929901858   Cusip 929901650
Cusip 929901767   Cusip 929901643
Cusip 929901775   Cusip 929901809
Cusip 929901783   Cusip 929901882
Cusip 929901791   Cusip 929901700
Cusip 929901817

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